Brighthouse Dimensional International Small Company Portfolio N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 27, 2026